Basis of presentation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the functionnal currency using the following exchange rates:

	June 30, 2023		December 31, 2023		June 30, 2024
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.0806	1.0866	1.0813	1.1050	1.0813	1.0705